Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 54,561	$ 48,232
Gross unrealized gains	525	508
Gross unrealized losses	(152)	(241)
Fair value	54,934	48,499
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	450	244
Gross unrealized gains	2
Gross unrealized losses	(1)	(6)
Fair value	451	238
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,116	1,578
Gross unrealized gains	26	2
Gross unrealized losses	(4)	(26)
Fair value	2,138	1,554
US state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	16,119	18,000
Gross unrealized gains	203	285
Gross unrealized losses	(81)	(149)
Fair value	16,241	18,136
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	4,190	1,469
Gross unrealized gains	3	2
Gross unrealized losses	(1)	(1)
Fair value	4,192	1,470
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,578	2,176
Gross unrealized gains	2	1
Gross unrealized losses	(12)	(3)
Fair value	2,568	2,174
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	7,100	6,248
Gross unrealized gains	1	1
Gross unrealized losses	(39)	(10)
Fair value	7,062	6,239
Asset-backed securities, Non-CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	880	856
Gross unrealized gains	6	9
Gross unrealized losses	(2)	(2)
Fair value	884	863
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	20,809	17,439
Gross unrealized gains	61	22
Gross unrealized losses	(9)	(42)
Fair value	20,861	17,419
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	294	197
Gross unrealized gains	221	186
Gross unrealized losses	(2)	(1)
Fair value	513	382
Loan substitute securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	25	25
Gross unrealized losses	(1)	(1)
Fair value	$ 24	$ 24